Share-based compensation	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation	Share-based compensation
(a)Restricted share unit plan
Restricted share units
We have various restricted share unit award types, including equity-accounted restricted share units (RSUs) and performance restricted share units (PSUs), and liability-accounted restricted share units (Phantom RSUs) and performance restricted share units (Phantom PSUs). All restricted share units are nominally equal in value to one TELUS International subordinate voting share, and liability-accounted restricted share units are settled in cash. All restricted share units granted in the year ended December 31, 2021 were equity-accounted RSUs, whereas all restricted share units granted prior to December 31, 2020 were liability-accounted Phantom RSUs or Phantom PSUs. The following table presents a summary of the activity related to our restricted share units:

	US$ denominated			Canadian $ denominated
	Number of units		Weighted average grant-date fair value	Number of units		Weighted average grant-date fair value
	Non-vested	Vested		Non-vested	Vested
Outstanding, January 1, 2019	2,456,315	—	$5.69	—	145,345	$4.75
Granted	891,863	—	7.27	—	—	—
Vested	(1,162,723)	1,162,723	5.07	—	—	—
Exercised	—	(1,162,723)	5.07	—	(145,345)	4.75
Forfeited	(83,722)	—	5.95	—	—	—
Outstanding, December 31, 2019	2,101,733	—	6.70	—	—	—
Granted	357,966	—	11.11	—	—	—
Vested	(982,395)	982,395	6.51	—	—	—
Exercised	—	(982,395)	6.51	—	—	—
Forfeited	(93,662)	—	7.12	—	—	—
Outstanding, December 31, 2020	1,383,642	—	7.94	—	—	—
Granted(1)	1,383,983	—	27.26	—	—	—
Vested	(805,429)	805,429	7.29	—	—	—
Exercised(2)	—	(805,429)	7.29	—	—	—
Forfeited	(111,389)	—	20.16	—	—	—
Outstanding, December 31, 2021	1,850,807	—	$21.94	—	—	$—
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(1)Comprised of 1,191,919 RSUs and 192,064 PSUs, respectively.
(2)During the year ended December 31, 2021, 32,244 RSUs were exercised and settled with subordinate voting shares issued from treasury, and 773,185 Phantom RSUs and Phantom PSUs were exercised and cash-settled for $26 million based on a weighted average share price on the dates of exercises of $33.24.
During the year ended December 31, 2021, RSUs granted were equity-settled awards and generally vest in four equal annual instalments. PSUs granted vest in three years and are subject to TELUS International revenue and earnings per share performance growth targets. These RSUs and PSUs are eligible for dividend reinvestment units, if declared and paid by TELUS International, as such the fair value was determined to be equal to the market price of a subordinate voting share of TELUS International on the date of grant.
On July 2, 2021, we acquired Playment, a Bangalore, India-based leader in computer vision tools and services specialized in 2D and 3D image, video and LiDAR (light detection and ranging). Subsequent to this acquisition, we granted 32,244 RSUs in the third quarter of 2021 to key employees, which vested and exercised immediately. In addition, we granted to certain employees of Playment, who will continue on as our employees: a) retention RSUs, which provide for the issuance of subordinate voting shares with a fixed value that will vest between 2022 and 2023, subject to their continued employment through these dates, and b) PSUs, which provide for the issuance of subordinate voting shares with a variable value that will vest in 2023, subject to and based on the achievement of revenue performance targets of Playment and continued employment. The number of shares issuable for these awards are variable and determined on each vesting date based on the volume-weighted average price per subordinate voting share prior to the issuance date and the achievement factor, as applicable, and are excluded from the table above.
As at December 31, 2021, the outstanding restricted share units were comprised of 1,083,542 RSUs, 192,064 PSUs, 285,386 Phantom RSUs, and 289,815 Phantom PSUs, and the carrying amount for the liability-accounted awards was
$22 million (December 31, 2020 - $25 million).
Phantom TELUS Corporation restricted share units (Phantom TELUS Corporation RSU)
Each Phantom TELUS Corporation RSU is nominally equal in value to one TELUS Corporation common share and is nominally entitled to the dividends that would arise thereon if it were an issued and outstanding TELUS Corporation common share. The notional dividends are recorded as additional issuances of restricted share units during the vesting period of the restricted share unit. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equals the fair market value of the corresponding TELUS Corporation common shares at the grant date. The restricted share units generally become payable when vesting is completed and typically vest over a period of 30 months (the requisite service period). These restricted share units generally have a variable payout (0%-150%) depending upon our financial performance and non-market quality-of-service performance conditions. The grant-date fair value of our restricted share units affected by the financial performance and non-market quality-of-service performance conditions equals the fair market value of the corresponding TELUS Corporation common shares at the grant date. The Phantom TELUS Corporation RSUs are historic grants made to certain employees, and no new awards are expected to be made.

	2021			2020			2019
	Phantom TELUS Corporation restricted share units			Phantom TELUS Corporation restricted share units			Phantom TELUS Corporation restricted share units
Years Ended December 31 Canadian $ denominated	Non-vested	Vested	Weighted average grant-date fair value	Non-vested	Vested	Weighted average grant-date fair value	Non-vested	Vested	Weighted average grant-date fair value
Outstanding, beginning of year	156,749	—	$24.17	253,622	—	$23.78	263,128	—	$16.45
Granted(1)	24,757	—	27.58	13,217	—	24.97	94,342	—	21.38
Vested	(85,154)	85,154	23.96	(113,737)	113,737	25.49	(113,062)	113,062	21.25
Dividends	5,023	1,591	27.43	10,156	—	15.42	9,214	—	26.99
Exercised(2)	—	(86,745)	25.22	—	(113,737)	25.49	—	(113,062)	21.25
Forfeited	(23,364)	—	24.72	(6,509)	—	23.59	—	—	—
Outstanding, end of year	78,011	—	$24.20	156,749	—	$24.17	253,622	—	$23.78
(1)Awards granted during the year ended December 31, 2021 were due to exceeding performance targets on vested units.
(2)During the year ended December 31, 2021, Phantom TELUS Corporation RSUs exercised were cash-settled for $2 million, reflecting the share price on the date of exercise of C$27.58.
(b)Share option awards
We have equity-accounted share option awards (Share Options), and liability-accounted share option awards (Phantom Share Options). Share Options grant the right to the employee recipient to purchase and receive a subordinate voting share of TELUS International for a pre-determined exercise price. Phantom Share Options grant the right to the employee recipient to receive cash equal to the intrinsic value of the share option award, determined as the difference between the market price of a subordinate voting share of TELUS International and the exercise price. Share option awards are generally exercisable for a period of ten years from the time of grant.
During the year ended December 31, 2021, Share Options granted generally vested annually over a four-year period, in four equal instalments (graded-vesting method), and expire in ten-years. Share Options granted prior to December 31, 2020 generally vested after the requisite service period of three-years was completed (cliff-vesting method), however were not exercisable prior to the completion of an initial public offering, which occurred on February 3, 2021. All Share Options are valued using the Black-Scholes valuation model on the date of grant, and is not revalued subsequently unless a modification has occurred.
Phantom Share Options generally vest over 30 months and are liability-accounted, which requires a periodic mark-to-market adjustment to revalue the liability to reflect the fair value of the awards. Fair value of the awards is determined using the Black-Scholes valuation model, adjusted for the number of awards that have vested to date and the expected variable payout (0%-100%) depending upon our financial performance and non-market quality-of-service performance conditions. No Phantom Share Options were granted during the year ended December 31, 2021.
In using the Black-Scholes valuation model, the following inputs are used: risk-free interest rate is based on a Government of Canada yield curve that is current at the time of grant; expected lives of the share option awards are based on management’s best estimate of the time to option expiration based on historical trends and other factors; expected volatility considers the historical volatility in the observable prices of our own and our comparable peers; dividend yield is the expected dividend yield for a subordinate voting share of TELUS International.
The following table presents a summary of the activity related to our share option awards.

	US $ denominated			Canadian $ denominated
	Number of share option units			Number of share option units
	Non-vested	Vested	Weighted average exercise price	Non-vested	Vested	Weighted average exercise price
Outstanding, January 1, 2019	3,864,307	—	$6.63	—	242,244	$4.75
Granted	612,351	—	8.46	—	—	—
Outstanding, December 31, 2019	4,476,658	—	6.91	—	242,244	4.75
Vested	(3,822,025)	3,822,025	6.21	—	—	—
Exercised	—	(554,602)	6.21	—	—	—
Outstanding, December 31, 2020	654,633	3,267,423	6.94	—	242,244	4.75
Granted	579,949	—	25.00	—	—	—
Vested	(150,397)	150,397	5.78	—	—	—
Exercised[1]	—	(1,321,238)	5.74	—	(242,244)	4.75
Outstanding, December 31, 2021(2)	1,084,185	2,096,582	$10.74	—	—	$—
Exercisable, December 31, 2021	—	2,096,582	$7.45	—	—	$—
(1)During the year ended December 31, 2021, 715,884 Share Options were exercised and settled, net of withholding tax obligations, for 382,367 shares issued from treasury, and 847,598 Phantom Share Options were exercised and cash-settled for $17 million and an additional $5 million that was accrued and payable in January 2022, reflecting the intrinsic value at the date of settlement and a weighted average share price on the dates of exercises of $31.23.
(2)For options outstanding at the end of the period, the exercise prices ranged from $4.87 to $8.95 for 2,600,818 options with a weighted-average remaining contractual life of 5.6 years, and $25.00 for 579,949 options with a weighted-average remaining expected life of 9.2 years.
The weighted average fair value of Share Options granted during the twelve-month period ended December 31, 2021, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model, are as follows:

Year Ended December 31	2021
Share option award fair value (per share option)	$5.34
Risk free interest rate	0.73%
Expected lives (years)	6.5
Expected volatility	19.30%
Dividend yield	—